Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Net interest cost	$ 19.3	$ 17.2
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	3.0	3.0
Past service cost	0.0	3.8
Net interest cost	10.7	9.9
Post-employment benefit expense in profit or loss, defined benefit plans	13.7	16.7
Other Post Employment Benefits [Member] | Cost of sales [member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	2.6	6.0
Other Post Employment Benefits [Member] | Administrative and Selling Expense [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	0.4	0.8
Other Post Employment Benefits [Member] | Interest on Pension Liability [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 10.7	$ 9.9